Commitments and Contingent Liabilities (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Product Warranties

The change in accrued warranty costs for the years ended March 31, 2012 and 2011 are summarized as follows:

	Yen (millions)
	2012	2011
Balance at beginning of year	55,304	51,306
Liabilities accrued for warranties issued during the period	41,094	47,644
Warranty claims paid during the period	(34,013)	(35,885)
Changes in liabilities for pre-existing warranties during the period, including expirations	(4,246)	(7,761)

Balance at end of year	58,139	55,304